Other Financial Liabilities (debt)	12 Months Ended
Dec. 31, 2017
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Disclosure of other financial liabilities [Text Block]
11.	Other financial liabilities (debt)

This item is made up as follows:

	December 31,	December 31,
	2017	2016
	US$(000)	US$(000)

Current debt
Leases	-	161

Non-current debt
Senior unsecured credit facility (a)	1,280,000	1,400,000
Less : Debt issuance cost	(11,512)	(10,171)
Senior unsecured credit facility, net	1,268,488	1,389,829
Shareholder loans (b)	-	606,014
Total non-current debt	1,268,488	1,995,843

Total other financial liabilities	1,268,488	1,996,004

(a)
In March 2014, the Company entered into a five-year, US$1.8 billion senior unsecured credit facility with several banks led by Citibank N.A. as the administrative agent. The disbursements were mainly used to finance a portion of the Company´s expansion project. As of March 31, 2017, the Company had repaid US$525 million of the credit facility.

In June 2017, the Company entered into an amendment to the senior unsecured credit facility, which extends the maturity and increased the outstanding amount by US$225 million. After the amendment the balance of the total credit facility was US$1.5 billion. In December 2017, the Company repaid US$220 million. The balance of the total credit facility is US$1.3 billion as of December 31, 2017.

The credit facility calls for amortization in four installments, with 15% of the total facility due on December 31, 2020 (US$5.0 million after the December 2017 repayment), 15% due on June 30, 2021 (US$225 million), 35% due on December 31, 2021 (US$525 million) and 35% due on June 19, 2022 (US$525 million).

Interest on the credit facility is based on London Interbank Offered Rate (LIBOR) plus a spread (currently 1.9%) based on the Company´s total net debt to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio, as defined in the agreement.

As of result of the amended credit facility, the Company recognized charges of US$4.3 million to write off debt issuance costs and a charge of US$2.0 million for issuance costs related to debt extinguishment caused by the early December payment in the 2017 statements of comprehensive income (see Note 19).

No letters of credit were issued and there are no guarantees provided for the credit facility as of December 31, 2017.

Restrictive Covenants -
The senior unsecured credit facility contains certain financial ratios that the Company must comply with on a quarterly basis, including a total net debt to EBITDA ratio and an interest coverage ratio, which are defined by the agreement. As of December 31, 2017, the Company was in compliance with all of its covenants.

(b)
In December 2014, the Company entered into shareholder loan agreements with, or affiliates of, FMC, Buenaventura and Sumitomo. During 2017, the Company repaid the outstanding balances of the shareholders loans, partly with proceeds from the amended senior unsecured credit facility discussed above.

Following is the movement of the changes derived from the financing activities for the year ended December 31, 2017:

	January 01,			December 31,
	2017	Net Cash Flow	Others	2017
	US$(000)	US$(000)	US$(000)	US$(000)

Current:
Leases	161	(161)	-	-

Non-current:
Senior unsecured credit facility	1,400,000	(120,000)	-	1,280,000
Shareholder loans	606,014	(606,014)	-	-
Debt issuance cost	(10,171)	(12,085)	10,744	(11,512)

	1,995,843	(738,099)	10,744	1,268,488

Total liabilities from financing activities	1,996,004	(738,260)	10,744	1,268,488

Following is the movement of the changes derived from the financing activities for the year ended December 31, 2016:

	January 01, 2016	Net Cash Flow	Others	December 31, 2016
	US$(000)	US$(000)	US$(000)	US$(000)

Current:
Promissory notes	43,000	(43,000)	-	-
Leases	330	(169)	-	161
	43,330	(43,169)	-	161

Non-current:
Senior unsecured credit facility	1,800,000	(400,000)	-	1,400,000
Shareholder loans	600,907	-	5,107	606,014
Debt issuance cost	(19,072)	-	8,901	(10,171)
	2,381,835	(400,000)	14,008	1,995,843

Total liabilities from financing activities	2,425,165	(443,169)	14,008	1,996,004

Following is the movement of the changes derived from the financing activities for the year ended December 31, 2015:
	January 01, 2015	Net Cash Flow	Others	December 31, 2015
	US$(000)	US$(000)	US$(000)	US$(000)

Current:
Promissory notes	50,000	(7,000)	-	43,000
Leases	493	(163)	-	330
	50,493	(7,163)	-	43,330

Non-current:
Senior unsecured credit facility	425,000	1,375,000	-	1,800,000
Shareholder loans	-	600,000	907	600,907
Debt issuance cost	(22,643)	(2,356)	5,927	(19,072)
	402,357	1,972,644	6,831	2,381,835

Total liabilities from financing activities	452,850	1,965,481	6,831	2,425,165